united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinatti, OH 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 11/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anchor Tactical Credit Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019
Shares		Value
	EXCHANGE TRADED FUNDS - 83.7%
	DEBT FUNDS - 83.7%
130,000	iShares iBoxx High Yield Corporate Bond ETF	$ 11,302,200
103,000	SPDR Bloomberg Barclays High Yield Bond ETF	11,159,020
	TOTAL EXCHANGE TRADED FUNDS (Cost - $22,431,050)	22,461,220

	TOTAL INVESTMENTS (Cost - $22,431,050) - 83.7%	$ 22,461,220
	CASH & OTHER ASSETS LESS LIABILITIES - 16.3%	4,371,323
	NET ASSETS - 100.0%	$ 26,832,543

ETF - Exchange Traded Fund

Anchor Tactical Equity Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019
Shares				Value
	EXCHANGE TRADED FUNDS - 96.0%
	EQUITY FUNDS - 96.0%
463,704	Invesco QQQ Trust Series 1			$ 95,105,690
125,000	SPDR S&P 500 ETF Trust			39,288,750
	TOTAL EXCHANGE TRADED FUNDS (Cost - $126,249,158)			134,394,440

	TOTAL INVESTMENTS (Cost - $126,249,158) - 96.0%			$ 134,394,440
	CASH & OTHER ASSETS LESS LIABILITIES - 4.0%			5,599,623
	NET ASSETS - 100.0%			$ 139,994,063

FUTURES CONTRACTS
OPEN SHORT FUTURES CONTRACTS
	Name	Expiration	Notional Value at November 30, 2019	Net Unrealized (Depreciation)
700	E-Mini Russell 2000 Index	December 2019	$ 56,833,000	$ (86,425)

ETF - Exchange Traded Fund

Anchor Tactical Global Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019
Shares				Value
	EXCHANGE TRADED FUNDS - 85.0%
	EQUITY FUNDS - 85.0%
20,000	Invesco QQQ Trust Series 1			$ 4,102,000
81,000	iShares MSCI EAFE ETF			5,522,580
5,000	SPDR S&P 500 ETF Trust			1,571,550
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,862,318)			11,196,130

	TOTAL INVESTMENTS (Cost - $10,862,318) - 85.0%			$ 11,196,130
	CASH & OTHER ASSETS LESS LIABILITIES - 15.0%			1,980,990
	NET ASSETS - 100.0%			$ 13,177,120

FUTURES CONTRACTS
OPEN SHORT FUTURES CONTRACTS
	Name	Expiration	Notional Value at November 30, 2019	Net Unrealized Appreciation
50	E-Mini Russell 2000 Index	December 2019	$ 4,059,500	$ 22,648

ETF - Exchange Traded Fund

Anchor Tactical Municipal Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019
Shares		Value
	CLOSED-END FUNDS - 71.3%
	DEBT FUNDS - 71.3%
78,422	BlackRock California Municipal Income Trust	$ 1,054,776
75,640	BlackRock MuniHoldings California Quality Fund, Inc.	1,054,422
74,846	BlackRock MuniYield California Fund, Inc.	1,041,108
74,209	BlackRock MuniYield California Quality Fund, Inc.	1,044,120
77,118	Invesco California Value Municipal Income Trust	963,204
90,753	Nuveen AMT-Free Municipal Credit Income Fund	1,465,661
150,288	Nuveen AMT-Free Quality Municipal Income Fund	2,119,061
147,492	Nuveen California AMT-Free Quality Municipal Income Fund	2,203,530
195,678	Nuveen California Quality Municipal Income Fund	2,919,516
135,000	Nuveen Municipal High Income Opportunity Fund	1,927,800
119,404	Nuveen Quality Municipal Income Fund	1,724,194
26,451	PIMCO California Municipal Income Fund	531,136
53,958	PIMCO California Municipal Income Fund II	530,407
35,994	PIMCO California Municipal Income Fund III	412,491
	TOTAL CLOSED-END FUNDS (Cost - $17,908,009)	18,991,426

	MUTUAL FUNDS - 25.7%
	DEBT FUNDS - 25.7%
338,958	Nuveen California High Yield Municipal Bond Fund - Class I	3,440,423
190,050	Nuveen High Yield Municipal Bond Fund - Class I	3,411,403
	TOTAL MUTUAL FUNDS (Cost - $6,634,801)	6,851,826

	TOTAL INVESTMENTS (Cost - $24,542,810) - 97.0%	$ 25,843,252
	CASH & OTHER ASSETS LESS LIABILITIES - 3.0%	798,238
	NET ASSETS - 100.0%	$ 26,641,490

ETF - Exchange Traded Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

November 30, 2019

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2019 for the Funds' assets and liabilities measured at fair value:

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) November 30, 2019 Anchor Tactical Credit Strategies Fund
Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 22,461,220	$ -	$ -	$ 22,461,220
Total		$ 22,461,220	$ -	$ -	$ 22,461,220

Anchor Tactical Equity Strategies Fund
Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 134,394,440	$-	$ -	$ 134,394,440
Total		$ 134,394,440	$ -	$ -	$ 134,394,440

Liabilities Derivatives		Level 1	Level 2	Level 3	Total
Futures Contracts *		(86,425)	-	-	$ (86,425)
Total		$(86,425)	$-	$ -	$ (86,425)

Anchor Tactical Global Strategies Fund
Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$11,196,130	$ -	$ -	$ 11,196,130
Total		$11,196,130	$ -	$ -	$ 11,196,130

Asset Derivatives		Level 1	Level 2	Level 3	Total
Futures Contracts *		22,648	-	-	$ 22,648
Total		$22,648	$ -	$ -	$ 22,648

Anchor Tactical Municipal Strategies Fund
Assets		Level 1	Level 2	Level 3	Total
Closed-End Funds		$18,991,426	$ -	$ -	$ 18,991,426
Mutual Funds		6,851,826	-	-	$ 6,851,826
Total		$25,843,252	$ -	$ -	$ 25,843,252

* Represents cumulative unrealized appreciation (depreciation) at November 30, 2019.
The Funds did not hold any Level 2 or Level 3 securities during the period presented.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at November 30, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Anchor Tactical Credit Strategies Fund	$ 23,166,813	$ 31,200	$ (736,793)	$ (705,593)
Anchor Tactical Equity Strategies Fund	128,299,134	8,145,282	(2,049,976)	6,095,306
Anchor Tactical Global Strategies Fund	10,932,334	333,812	(70,016)	263,796
Anchor Tactical Municipal Strategies Fund	24,542,810	1,300,442	-	1,300,442

Underlying Investment in Other Investment Companies - The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem or cover their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment			Percentage of Net Assets
Anchor Tactical Credit Strategies Fund	iShares iBoxx High Yield Corporate Bond ETF			42.1%
	SPDR Bloomberg Barclays High Yield Bond ETF			41.6%
Anchor Tactical Equity Strategies Fund	Invesco QQQ Trust Series 1			67.9%
	SPDR S&P 500 ETF Trust			28.1%
Anchor Tactical Global Strategies Fund	Invesco QQQ Trust Series 1			31.1%
	iShares MSCI EAFE ETF			41.9%

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/28/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/28/20

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 1/28/20